ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term
Payroll liabilities	$ 75,104	$ 55,918
Accrued Royalties	1,758	1,758
License fees payable	150,000	0
Deferred Revenues payable on contract cancellation	100,000	0
Other	1,727	2,417	100
Total Accrued liabilities	328,589	60,093	100
License fees payable	200,000	0
Total Accrued Liabilities and other payables	$ 528,589	$ 60,093